FEDERATED HERMES ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES ADVISER SERIES (the “Registrant”)

Federated Hermes Conservative Microshort Fund

Class A Shares

Institutional Shares

Federated Hermes Conservative Municipal Microshort Fund

Class A Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective January 21, 2021 pursuant to the provisions of Rule 485(a) paragraph (a) (2) under the Securities Act of 1933. A Rule 485(a) filing is being made to add the above referenced Funds as new portfolios of the Registrant.

As noted under “What are the Fund’s Main Investment Strategies?,” the Funds are not money market funds and the value of shares of the Funds will fluctuate. Each Fund seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy that, among other techniques, generally limits the Fund’s dollar-weighted average maturity to be no greater than 180 days. Additionally, the Federated Hermes Conservative Microshort Fund will seek to implement its investment strategy through the investment of a considerable portion of its assets (up to 70%) in an affiliated money market fund until it can achieve a predetermined asset size scale to invest in securities directly, which could last for the first year of operations or longer.

The Funds may be marketed through banks, savings associations or credit unions.

The Registrant respectfully asks for comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal